Share-Based Compensation - Schedule of Share-Based Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Outstanding at beginning of period ( in shares)	24,830	10,414
Granted during the period (in shares)	481,861	14,416
Outstanding at period end (in shares)	506,691	24,830	10,414
Exercisable at period end (in shares)	130,059
Vested and expected to vest at period end (in shares)	506,691
Weighted Average Exercise Price Per Share
Outstanding at beginning of period (in dollars per share)	$ 17.84	$ 20.67
Granted (in dollars per share)	5.05	15.79
Outstanding at period end (in dollars per share)	5.68	$ 17.84	$ 20.67
Exercisable at period end (in dollars per share)	7.30
Vested and expected to vest at period end (in dollars per share)	$ 5.68
Weighted Average Remaining Contractual Term (years)
Outstanding at beginning of period	9 years 3 months 18 days	8 years 4 months 24 days	8 years 2 months 12 days
Outstanding at end of period	9 years 3 months 18 days	8 years 4 months 24 days	8 years 2 months 12 days
Vested and exercisable at December 31, 2021	9 years
Vested and expected to vest at December 31, 2021	9 years 3 months 18 days